December 15, 2004

VIA EDGAR

The United States Securities
 and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506


Subject:  GE Life and Annuity Assurance Company
          GE Life & Annuity Separate Account 4
          SEC File No. 333-63531
          CIK No. 0000822616


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life and Annuity Assurance Company (the "Company") and GE Life & Annuity Separate Account 4 (the "Separate Account"), we certify that the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 129 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective April 27, 2004. Further, we certify that the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 137 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective June 4, 2004.

Please contact the undersigned at (804) 289-3545 with any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas
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Michael D. Pappas
Associate General Counsel
GE Life and Annuity Assurance Company